Note 4 - Loans (Detail) - Allowance For Loan Losses Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 10,691	$ 9,513
Provision for loan losses	880	10,023
Net charge offs	(3,412)	(8,845)
Balance, end of quarter	$ 8,159	$ 10,691